Eaton Vance

Oregon Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 87.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,161,776
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	740,711

		$1,902,487

Education — 2.1%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$548,000
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,031,820
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	574,375
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	568,340
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,103,580

		$3,826,115

Electric Utilities — 4.3%
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$622,445
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	614,960
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	609,290
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,573,078
Eugene, Electric Utility System Revenue, 4.00%, 8/1/45	1,500	1,802,820
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,438,500

		$7,661,093

Escrowed/Prerefunded — 5.0%
Medford, Prerefunded to 7/15/23, 5.00%, 7/15/32	$545	$612,395
North Clackamas School District No. 12, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,919,725
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	2,000	2,089,640
Pendleton School District No. 16R, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,167,890
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,168,080

		$8,957,730

General Obligations — 46.8%
Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,796,443
Auburn School District No. 408, WA, 3.00%, 12/1/35(2)	750	865,088
Auburn School District No. 408, WA, 4.00%, 12/1/31(2)	170	217,756
Auburn School District No. 408, WA, 4.00%, 12/1/32(2)	170	216,145
Auburn School District No. 408, WA, 4.00%, 12/1/33(2)	150	189,845
Auburn School District No. 408, WA, 4.00%, 12/1/34(2)	200	252,658
Canby School District No. 86, 4.00%, 6/15/38	900	1,110,357

Security	Principal Amount (000’s omitted)	Value
Canby School District No. 86, 4.00%, 6/15/39	$850	$1,045,245
Canby School District No. 86, 4.00%, 6/15/40	800	981,288
Centennial School District No. 28Jt, 5.00%, 6/15/45	3,000	3,926,850
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	528,488
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,163,360
Coos Bay School District No. 9, 5.00%, 6/15/39	850	1,121,703
Coos Bay School District No. 9, 5.00%, 6/15/40	750	987,323
Coos Bay School District No. 9, 5.00%, 6/15/41	1,640	2,151,942
Coos Bay School District No. 9, 5.00%, 6/15/43	750	976,950
Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, 6/15/27	1,280	1,649,190
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,610,857
Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,836,780
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	636,069
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,888,317
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	165,086
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	316,596
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	378,585
Hermiston School District No. 8R, Umatilla County, 0.00%, 6/15/43	3,160	1,677,549
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 4.00%, 6/15/36	1,250	1,555,737
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,522,040
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,997,567
Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	330,254
Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	479,800
Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,668,066
Klamath County School District, 5.00%, 6/15/29	1,155	1,286,335
La Grande School District No. 1, 1.926%, 6/15/34	1,250	1,255,775
La Grande School District No. 1, 2.006%, 6/15/35	1,000	1,004,960
Lake Oswego, 4.00%, 12/1/31	1,000	1,199,700
Lake Oswego, 5.00%, 6/1/33	2,450	2,712,150
Lane Community College, 4.00%, 6/15/38	2,535	3,122,410
Lane Community College, 4.00%, 6/15/39	1,400	1,720,180
Lane Community College, 4.00%, 6/15/40	1,265	1,550,409
Metro, 4.00%, 6/1/31	1,365	1,665,559
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,279,480
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,419,454
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,886,265
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,554,940
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	760	762,751
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,424,460
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	925,650
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	618,233
Portland Community College District, 5.00%, 6/15/32	795	975,839
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,287,155
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	195	195,614
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,746,905
Redmond, 5.00%, 6/1/28	605	699,096

Security	Principal Amount (000’s omitted)	Value
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	$460	$447,451
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,994,438
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	897,300
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	1,061,959
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	946,974
Salem-Keizer School District No. 24J, 5.00%, (0.00% until 6/15/21), 6/15/35	1,025	1,334,427
Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,250,400
Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,323,470
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	943,869
Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	171,840
Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	313,909
Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	391,241

		$83,614,532

Hospital — 6.4%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$359,485
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	267,500
Medford Hospital Facilities Authority, (Asante Health System), 4.00%, 8/15/39	1,000	1,176,480
Medford Hospital Facilities Authority, (Asante Health System), 5.00%, 8/15/38	1,850	2,383,947
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,681,515
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,193,170
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/30	300	389,094
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	275	347,292
Salem Hospital Facility Authority, (Salem Health), 5.00%, 5/15/44	3,000	3,709,500

		$11,507,983

Housing — 1.9%
Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,420	$1,527,537
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,793,043

		$3,320,580

Industrial Development Revenue — 0.7%
Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,182,591

		$1,182,591

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,103,593
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,933,935

		$4,037,528

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 4.8%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,509,880
Newport, (AGC), 0.00%, 6/1/28	1,000	920,120
Newport, (AGC), 0.00%, 6/1/29	1,225	1,099,217
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,035,132

		$8,564,349

Insured-Hospital — 0.6%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$1,055	$1,053,280

		$1,053,280

Insured-Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,123,524

		$1,123,524

Other Revenue — 2.3%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$271,556
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,313,700
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,607,654

		$4,192,910

Senior Living/Life Care — 1.0%
Clackamas County Hospital Facility Authority, (Rose Villa), 5.375%, 11/15/55	$100	$106,611
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	340	356,150
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	813,765
Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	607,249

		$1,883,775

Special Tax Revenue — 2.0%
Beaverton, Special Tax Revenue, 4.00%, 6/1/37	$400	$486,688
Beaverton, Special Tax Revenue, 4.00%, 6/1/40	1,000	1,207,180
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	1,500	1,873,455

		$3,567,323

Transportation — 3.0%
Port of Portland, (Portland International Airport), (AMT), 4.00%, 7/1/39	$1,000	$1,141,030
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	1,155	1,396,695
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,184,280
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,614,886

		$5,336,891

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.7%
Clackamas River Water, 5.00%, 11/1/29	$100	$118,953
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,346,076
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,157,790
Portland, Sewer System Revenue, 3.00%, 3/1/46	2,000	2,195,540

		$4,818,359

Total Tax-Exempt Investments — 87.6% (identified cost $144,476,613)		$156,551,050

Other Assets, Less Liabilities — 12.4%		$22,080,079

Net Assets — 100.0%		$178,631,129

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 7.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $3,419,773 or 1.9% of the Fund’s net assets.

(2)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$156,551,050	$—	$156,551,050
Total Investments	$—	$156,551,050	$—	$156,551,050

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.